UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8748

Wanger Advisors Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	12/31/07

Date of reporting period:	9/30/07

Item 1. Schedule of Investments.

Wanger U. S. Smaller Companies

Statement of Investments (Unaudited), September 30, 2007

Number of Shares		Value

	Common Stock - 97.9%

	Information - 28.8%
	Business Software - 6.0%
378,655	Micros Systems (a)	$24,639,081
	Information Systems for Restaurants & Hotels
874,900	Avid Technology (a)	23,692,292
	Digital Nonlinear Editing Software & Systems
2,280,000	Novell (a)	17,419,200
	Directory, Operating System & Identity Management Software
423,512	Blackbaud	10,689,443
	Software & Services for Non-profits
304,000	Concur Technologies (a)	9,582,080
	Web Enabled Cost & Expense Management Software
545,000	Informatica (a)	8,556,500
	Enterprise Data Integration Software
215,100	ANSYS (a)	7,349,967
	Simulation Software for Engineers & Designers
340,000	Epicor (a)	4,681,800
	Software Systems to Run Small Businesses
		106,610,363
	Semiconductors & Related Equipment - 3.7%
743,000	Microsemi (a)	20,714,840
	Analog/Mixed Signal Semiconductors
1,310,500	Integrated Device Technology (a)	20,286,540
	Communications Semiconductors
189,300	Supertex (a)	7,549,284
	Mixed-signal Semiconductors
762,300	AMIS Holdings (a)	7,401,933
	Mixed-signal Semiconductors
140,000	Littelfuse (a)	4,996,600
	Little Fuses
470,000	Entegris (a)	4,079,600
	Semiconductor Wafer Shipping & Handling Products
		65,028,797
	Instrumentation - 2.9%
145,000	Mettler Toledo (a)	14,790,000
	Laboratory Equipment
368,000	Trimble Navigation (a)	14,429,280
	GPS-based Instruments
250,000	Flir Systems (a)	13,847,500
	Infrared Cameras
375,000	IPG Photonics (a)	7,372,500
	Fiber Lasers
		50,439,280
	Mobile Communications - 2.7%
640,000	American Tower (a)	27,865,600
	Communications Towers in USA & Mexico
495,000	Crown Castle International (a)	20,111,850
	Communications Towers
88,000	Globalstar (a)	645,040
	Satellite Mobile Voice & Data Carrier
		48,622,490
	Telecommunications Equipment - 2.5%
2,933,100	Tellabs (a)	27,923,112
	Telecommunications Equipment
475,000	Polycom (a)	12,758,500
	Video Conferencing Equipment
85,000	Ciena (a)	3,236,800
	Optical Transport & Broadband Access Equipment
		43,918,412
	Telephone Services - 2.2%
1,731,000	Time Warner Telecom (a)	38,030,070
	Fiber Optic Telephone/Data Services
		38,030,070
	Internet Related - 2.0%
530,000	ValueClick (a)	11,903,800
	Internet Advertising
875,000	TheStreet.com	10,596,250
	Financial Information Website Publisher
1,420,000	CNET Networks (a)	10,579,000
	Internet Advertising on Niche Websites
310,000	SkillSoft (a)	2,786,900
	Web-based Learning Solutions (E-Learning)
		35,865,950
	Computer Hardware & Related Equipment - 1.9%
375,600	Amphenol	14,933,856
	Electronic Connectors
158,100	Nice Systems (Israel) (a)	5,666,304
	Audio & Video Recording Solutions
120,000	Belden CDT	5,629,200
	Specialty Cable
97,300	Netgear (a)	2,959,866
	Networking Products for Small Business & Home
66,800	Rogers (a)	2,751,492
	PCB Laminates & High-performance Foams
50,000	Avocent (a)	1,456,000
	Computer Control Switches
		33,396,718
	Financial Processors - 1.3%
516,880	Global Payments	22,856,433
	Credit Card Processor
		22,856,433
	CATV - 1.2%
740,000	Discovery Holding (a)	21,349,000
	CATV Programming
		21,349,000
	TV Broadcasting - 0.5%
1,030,000	Entravision Communications (a)	9,496,600
	Spanish Language TV, Radio & Outdoor
		9,496,600
	Computer Services - 0.5%
753,000	RCM Technologies (a)(b)	4,932,150
	Technology & Engineering Services
705,500	AnswerThink (a)	2,321,095
	IT Integration & Best Practice Research

1

Number of Shares		Value

	Computer Services – 0.5% (cont)
45,000	SRA International (a)
	Government IT Services	$1,263,600

		8,516,845
	Radio - 0.5%
561,900	Salem Communications
	Radio Stations for Religious Programming	4,495,200
260,000	Cumulus Media (a)
	Radio Stations in Small Cities	2,657,200
515,000	Spanish Broadcasting System (a)
	Spanish Language Radio Stations	1,328,700

		8,481,100
	Television Programming - 0.3%
600,000	Lions Gate Entertainment (a)
	Film & TV Studio	6,186,000

		6,186,000
	Business Information & Marketing Services - 0.3%
443,200	Navigant Consulting (a)
	Financial Consulting Firm	5,610,912

		5,610,912
	Contract Manufacturing - 0.2%
1,500,000	Sanmina-SCI (a)
	Electronic Manufacturing Services	3,180,000

		3,180,000
	Gaming Equipment & Services - 0.1%
98,500	Shuffle Master (a)
	Card Shufflers & Casino Games	1,472,575

		1,472,575

Total Information		509,061,545

	Consumer Goods & Services - 20.0%
	Other Consumer Services - 5.2%
620,000	ITT Educational Services (a)
	Post-secondary Degree Services	75,447,800
150,000	Weight Watchers International
	Weight Loss Programs	8,634,000
99,000	NutriSystem (a)
	Weight Loss Programs	4,642,110
200,000	Universal Technical Institute (a)
	Vocational Training	3,600,000

		92,323,910
	Retail - 5.0%
431,000	Abercrombie & Fitch
	Teen Apparel Retailer	34,781,700
885,000	Urban Outfitters (a)
	Apparel & Home Specialty Retailer	19,293,000
745,000	Chico’s FAS (a)
	Women’s Specialty Retailer	10,467,250
265,000	AnnTaylor Stores (a)
	Women’s Apparel Retailer	8,392,550
175,000	J Crew Group (a)
	Multi-channel Branded Retailer	7,262,500
409,150	Christopher & Banks
	Women’s Apparel Retailer	4,958,898
150,000	Gaiam (a)
	Healthy Living Catalogs & E-Commerce	3,604,500
3,800	Lululemon Athletica (a)
	Premium Active Apparel Retailer	159,714

		88,920,112
	Apparel - 2.9%
459,000	Coach (a)
	Designer & Retailer of Branded Leather Accessories	21,696,930
860,000	True Religion Apparel (a)
	Premium Denim	15,136,000
394,200	Oxford Industries
	Branded & Private Label Apparel	14,238,504

		51,071,434
	Other Durable Goods - 1.5%
1,478,300	Champion Enterprises (a)
	Manufactured Homes	16,231,734
288,400	Cavco Industries (a)
	Higher End Manufactured Homes	9,661,400

		25,893,134
	Leisure Products - 1.5%
324,300	International Speedway
	Largest Motorsports Racetrack Owner & Operator	14,872,398
248,200	Speedway Motorsports
	Motorsport Racetrack Owner & Operator	9,183,400
40,000	Thor Industries
	RV & Bus Manufacturer	1,799,600

		25,855,398
	Nondurables - 1.0%
323,000	Scotts Miracle-Gro
	Consumer Lawn & Garden Products	13,808,250
122,000	Jarden (a)
	Branded Household Products	3,774,680

		17,582,930
	Casinos & Gaming - 0.8%
555,000	Pinnacle Entertainment (a)
	Regional Casino Operator	15,112,650

		15,112,650
	Consumer Goods Distribution - 0.6%
433,500	Pool
	Distributor of Swimming Pool Supplies & Equipment	10,828,830

		10,828,830
	Furniture & Textiles - 0.6%
335,000	Knoll
	Office Furniture	5,942,900
150,000	Herman Miller
	Office Furniture	4,071,000

		10,013,900
	Restaurants - 0.4%
337,500	Sonic (a)
	Quick Service Restaurant	7,897,500

		7,897,500
	Food & Beverage - 0.3%
90,000	Hansen Natural (a)
	Alternative Beverages	5,101,200

		5,101,200
	Travel - 0.2%
45,000	Vail Resorts (a)
	Ski Resort Operator & Developer	2,803,050

		2,803,050

Total Consumer Goods & Services		353,404,048

2

Number of Shares		Value

	Industrial Goods & Services - 14.3%
	Machinery - 7.7%
795,000	Ametek
	Aerospace/Industrial Instruments	$34,359,900
690,600	Pentair
	Pumps & Water Treatment	22,914,108
365,100	Nordson
	Dispensing Systems for Adhesives & Coatings	18,331,671
527,300	ESCO Technologies (a)
	Automatic Electric Meter Readers	17,527,452
317,300	Donaldson
	Industrial Air Filtration	13,250,448
182,200	Mine Safety Appliances
	Safety Equipment	8,583,442
196,000	Clarcor
	Mobile & Industrial Filters	6,705,160
272,000	Goodman Global (a)
	HVAC Equipment Manufacturer	6,495,360
71,800	Toro
	Turf Maintenance Equipment	4,223,994
50,000	Kaydon
	Specialized Friction & Motion Control Products	2,599,500

		134,991,035
	Electrical Components —2.1%
573,000	Genlyte Group (a)
	Commercial Lighting Fixtures	36,820,980

		36,820,980
	Outsourcing Services - 1.2%
305,000	Administaff
	Professional Employer Organization	11,071,500
400,000	Quanta Services (a)
	Electrical & Telecom Construction Services	10,580,000

		21,651,500
	Other Industrial Services 1.1%
415,000	American Commercial Lines (a)
	Operator/Builder of Inland Barges	9,847,950
89,000	G&K Services
	Uniform Rental	3,577,800
180,000	Labor Ready (a)
	Temporary Manual Labor	3,331,800
165,000	American Reprographics (a)
	Document Management & Logistics	3,088,800

		19,846,350
	Construction - 1.1%
191,400	Florida Rock
	Aggregates & Concrete	11,960,586
35,000	Martin Marietta Materials
	Aggregates	4,674,250
140,000	M/I Homes
	Home Builder	1,944,600

		18,579,436
	Industrial Distribution - 0.4%
70,000	Watsco
	HVAC Distribution	3,250,100
50,000	Airgas
	Industrial Gas Distributor	2,581,500
75,000	Interline Brands (a)
	Industrial Distribution	1,724,250

		7,555,850
	Industrial Materials & Specialty Chemicals - 0.4%
155,000	Drew Industries (a)
	RV & Manufactured Home Components	6,305,400

		6,305,400
	Waste Management - 0.3%
184,200	Waste Connections (a)
	Solid Waste Management	5,850,192

		5,850,192

Total Industrial Goods & Services		251,600,743

	Health Care - 11.3%
	Biotechnology & Drug Delivery - 4.8%
955,000	PDL BioPharma (a)
	Proprietary Monoclonal Antibodies	20,637,550
700,000	BioMarin (a)
	Biotech Focused on Orphan Diseases	17,430,000
125,000	Myriad Genetics (a)
	Drugs/Diagnostics Hybrid	6,518,750
545,000	Array Biopharma (a)
	Drugs for Cancer & Inflammatory Diseases	6,120,350
400,000	Medarex (a)
	Humanized Antibodies	5,664,000
501,400	Seattle Genetics (a)
	Antibody-based Therapies for Cancer	5,635,736
535,000	Nektar Therapeutics (a)
	Drug Delivery Technologies	4,724,050
1,215,000	Decode Genetics (a)
	Drugs for Heart Attack, Asthma & Vascular Disease	4,216,050
3,690,300	Medicure (a)	4,133,136
738,060	Medicure - Warrants (a)(c)
	Cardiovascular Biotech Company	295,224
301,000	Arena Pharmaceuticals (a)
	Novel Drug Targeting Technology	3,295,950
500,000	IsoRay (a)	1,775,000
100,000	IsoRay - Warrants (a)(c)
	Radiology Cancer Company	50,000
386,441	Neurogen (a)
	Development-stage Biotech Focused on Neurology	1,715,798
220,000	Pharmacopeia (a)
	Biotech Company with Broad Early-stage Pipeline	1,258,400
212,130	La Jolla Pharmaceutical (a)
	Lupus Treatment	939,736
273,500	Nuvelo (a)
	Development-stage Biotech Focused on Cardiovascular/Cancer	560,675
55,837	Genitope (a)
	Cancer Vaccine	250,150
25,000	Locus Pharmaceuticals, Series A-1, Pfd. (a)(c)	65,000

3

Number of Shares		Value

	Biotechnology & Drug Delivery – 4.8% (cont)
12,886	Locus Pharmaceuticals, Series B-1, Pfd. (a)(c)
	High Throughput Rational Drug Design	$33,503

		85,319,058
	Medical Equipment & Devices - 2.1%
412,000	Edwards Lifesciences (a)
	Heart Valves	20,315,720
105,000	Vital Signs
	Anesthesia, Respiratory & Sleep Products	5,474,700
93,500	Orthofix International (a)
	Bone Fixation & Stimulation Devices	4,578,695
137,227	Advanced Medical Optics (a)
	Medical Devices for Eye Care	4,197,774
55,000	Illumina (a)
	Leading Tools & Service Provider for Genetic Analysis	2,853,400

		37,420,289
	Pharmaceuticals - 1.8%
300,000	Medicis Pharmaceutical
	Specialty Pharmaceuticals for Dermatology	9,153,000
270,000	MGI Pharma (a)
	Specialty Pharmaceuticals for Oncology & Acute Care	7,500,600
1,140,000	QLT (a)
	Specialty Pharmaceuticals for Ophthalmology & Dermatology	6,486,600
50,000	Cephalon (a)
	Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology	3,653,000
505,000	Barrier Therapeutics (a)
	Specialty Pharmaceuticals for Dermatology	3,050,200
300,000	Collagenex Pharmaceuticals (a)
	Specialty Pharmaceuticals for Dermatology	2,694,000

		32,537,400
	Health Care Services - 1.5%
400,000	Lincare Holdings (a)
	Home Health Care Services	14,660,000
280,000	LCA-Vision
	Lasik Surgery Centers	8,229,200
165,000	PSS World Medical (a)
	Medical Supplies	3,156,450

		26,045,650
	Medical Supplies - 1.1%
235,700	ICU Medical (a)
	Intravenous Therapy Products	9,133,375
280,000	QIAGEN (a)
	Life Science Company; DNA/RNA Purification	5,434,800
70,700	Techne (a)
	Cytokines, Antibodies & other Reagents for Life Science	4,459,756

		19,027,931

Total Health Care		200,350,328

	Energy & Minerals - 10.8%
	Oil Services - 6.2%
981,400	FMC Technologies (a)
	Oil & Gas Well Head Manufacturer	56,587,524
275,800	Atwood Oceanics (a)
	Offshore Drilling Contractor	21,115,248
203,125	Exterran Holdings (a)
	Natural Gas Compressor Rental & Fabrication	16,319,063
241,500	Tetra Technologies (a)
	U.S.-based Services Company with Life of Field Approach	5,105,310
132,700	Tesco (a)
	Developing New Well Drilling Technologies	3,602,805
67,500	CARBO Ceramics
	Natural Gas Well Stimulants	3,424,275
60,300	Dresser-Rand Group (a)
	Largest Manufacturer of Compressors	2,575,413
16,000	Key Energy Services (a)
	Well Workover Services	272,000

		109,001,638
	Oil & Gas Producers - 4.5%
400,000	Ultra Petroleum (a)
	Oil & Gas Producer	24,816,000
416,000	Equitable Resources
	Natural Gas Producer & Utility	21,577,920
325,000	Carrizo Oil & Gas (a)
	Explores for Natural Gas & Crude Oil	14,579,500
195,000	Quicksilver Resources (a)
	Natural Gas & Coal Seam Gas Producer	9,174,750
153,600	Southwestern Energy (a)
	Oil & Gas Producer	6,428,160
450,000	Vaalco Energy (a)
	Oil & Gas Producer	2,056,500

		78,632,830
	Oil Refining, Marketing & Distribution - 0.1%
50,000	Oneok
	Natural Gas Distribution, Pipeline Processing & Trading	2,370,000

		2,370,000

Total Energy & Minerals		190,004,468

	Finance - 10.2%
	Insurance - 4.1%
720,500	HCC Insurance Holdings
	Specialty Insurance	20,635,120
36,500	Markel (a)
	Specialty Insurance	17,666,000
276,000	Leucadia National
	Insurance Holding Company	13,308,720
105,000	Philadelphia Consolidated Holding (a)
	Specialty Insurance	4,340,700
250,000	Conseco (a)
	Life, Long-term Care, & Medical Supplement Insurance	4,000,000
87,000	Delphi Financial Group
	Group Employee Benefit Products & Services	3,516,540
75,000	Endurance Specialty Holdings
	Commercial Lines Insurance/Reinsurance	3,116,250

4

Number of Shares		Value

	Insurance – 4.1% (cont)
177,434	Eastern Insurance Holdings
	Workers Comp & Specialty Insurance	$2,741,355
200,000	Meadowbrook Insurance Group (a)
	Specialty Insurance Products & Services	1,802,000
77,000	United America Indemnity (a)
	Specialty Insurance	1,656,270

		72,782,955
	Banks - 2.4%
280,816	Glacier Bancorp
	Mountain States Bank	6,323,976
214,500	TCF Financial
	Great Lakes Bank	5,615,610
146,975	Chittenden
	New England Bank	5,167,641
215,000	First Busey
	Illinois Bank	4,710,650
270,270	Pacific Continental
	Niche Pacific N.W. Bank	4,227,023
135,000	Old Second Bancorp
	Illinois Bank	3,847,500
164,305	Lakeland Financial
	Indiana Bank	3,797,089
105,000	MB Financial
	Chicago Bank	3,627,750
95,000	Greene County Bancshares
	Tennessee Bank	3,462,750
40,600	Associated Banc-Corp
	Midwest Bank	1,202,978
31,500	West Bancorporation
	Des Moines Commercial Bank	488,880

		42,471,847
	Finance Companies - 2.1%
1,142,400	AmeriCredit (a)
	Auto Lending	20,083,392
270,000	McGrath Rentcorp
	Temporary Space & IT Rentals	8,974,800
144,800	World Acceptance (a)
	Personal Loans	4,789,984
140,000	Aaron Rents
	Rent-to-own	3,122,000

		36,970,176
	Brokerage & Money Management - 1.1%
642,000	SEI Investments
	Mutual Fund Administration & Investment Management	17,513,760
189,587	Thomas Weisel Partners Group (a)
	Boutique Bay Area Investment Bank	2,750,907

		20,265
	Savings & Loans — 0.5%
448,000	People’s United
	Connecticut Savings & Loan	7,741,440
20,100	Anchor Bancorp Wisconsin
	Wisconsin Thrift	542,700

		8,284,140

Total Finance		180,773,785

	Other Industries - 2.5%
	Real Estate - 1.2%
440,000	DiamondRock Hospitality
	Hotel Owner	7,660,400
77,500	Gaylord Entertainment (a)
	Convention Hotels	4,124,550
100,000	Digital Realty Trust
	Technology-focused Office Buildings	3,939,000
150,000	Kite Realty Group
	Community Shopping Centers	2,820,000
90,000	American Campus Communities
	Student Housing	2,636,100

		21,180,050
	Transportation - 0.7%
580,800	Heartland Express
	Regional Trucker	8,293,824
160,000	JB Hunt Transport Services
	Truck & Intermodal Carrier	4,208,000

		12,501,824
	Regulated Utilities - 0.6%
345,000	Northeast Utilities
	Regulated Electric Utility	9,856,650

		9,856,650

Total Other Industries		43,538,524

Common Stock: Total 97.9% (Cost: $1,206,544,074)		1,728,733,441

Principal Amount		Value

	Short-Term Obligations 1.8%
8,700,000	Chevron Funding	8,698,876
	4.70% Due 10/01/07

8,700,000	Toyota Motor Credit	8,697,738
	5.15% Due 10/02/07

8,700,000	General Electric Capital Corp.	8,696,571
	4.73% Due 10/04/07

6,583,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 09/28/07, due 10/01/07 at 4.750%, collateralized by a U.S. Government Agency Obligation, maturing 09/13/10, market value $6,716,750 (repurchase proceeds $6,585,606)	6,583,000

Total Short-Term Investments (Cost: $32,676,185)		32,676,185

Total Investments: 99.7% (Cost: $1,239,220,259) (d)		1,761,409,626

Cash and Other Assets Less Liabilities: 0.3%		5,158,700

Total Net Assets: 100%		$1,766,568,326

5

Notes to Statement of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued in accordance with procedures established by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. On September 30, 2007, the Fund held five percent or more of the outstanding voting securities of the following company:

Affiliates	Balance of Shares Held 12/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 09/30/2007	Value	Dividend
RCM Technologies	753,000	—	—	753,000	$4,932,150	—

The aggregate cost and value of this company at September 30, 2007, was $5,474,962 and $4,932,150 respectively.  Investments in affiliate companies represent 0.3% of total net assets at September 30, 2007.

(c)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the Board of Trustees. At June 30, 2007, these securities amounted to $443,727 which represents 0.03% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Locus Pharmaceuticals, Series A-1, Pfd.	9/5/01	25,000	$1,000,000	$65,000
Locus Pharmaceuticals, Series B-1, Pfd.	2/8/07	12,866	37,369	33,503
IsoRay - Warrants	3/21/07	100,000	0	50,000
Medicure - Warrants	12/22/06	738,060	0	295,224
			$1,037,369	$443,727

(d)

At September 30, 2007, for federal income tax purposes cost of investments was $1,239,220,259 and net unrealized appreciation (depreciation) was $522,189,367 consisting of gross unrealized appreciation of $628,886,171 and gross unrealized depreciation of $106,696,804.

6

Wanger International Small Cap

Statement of Investments (Unaudited), September 30, 2007

Number of Shares		Value

	Common Stock - 95.0%

	Europe - 49.1%
	Netherlands - 8.2%
447,692	Fugro	$ 36,318,399
	Oilfield Services
215,600	Smit Internationale	18,806,132
	Harbor & Offshore Towage & Marine Services
608,450	Aalberts Industries	14,507,999
	Flow Control & Heat Treatment
350,000	Koninklijke TenCate	14,170,016
	Advanced Textiles & Industrial Fabrics
152,000	Imtech	12,489,747
	Engineering & Technical Services
410,000	Unit 4 Agresso	12,084,550
	Business & Security Software
248,000	OPG Groep	8,075,791
	Health Care Supplies & Pharmacies
380,527	Wavin	6,796,588
	Largest European Plastic Pipe Systems Company
127,661	Boskalis Westminster	6,428,804
	Dredging & Maritime Contractor
220,000	USG People	6,271,593
	Temporary Staffing Services
150,000	SBM Offshore	5,893,607
	Builds & Leases Offshore Vessels to Process & Store Crude Oil
		141,843,226

	France - 8.2%
900,000	SES Global	21,234,431
	Satellite Broadcasting Services
200,000	Carbone Lorraine	15,514,850
	Advanced Industrial Materials
150,000	Iliad	13,889,750
	Alternative Internet & Telecoms Provider
113,000	Rubis	10,629,171
	Tank Storage & LPG Supplier
90,000	Norbert Dentressangle	9,637,008
	Transport
196,002	Trigano	8,859,323
	Leisure Vehicles & Camping Equipment
82,000	Eurofins Scientific	7,516,556
	Food Screening & Testing
211,000	Legrand	7,090,924
	Electrical Components
56,000	Bacou Dalloz	6,982,825
	Safety Equipment
47,000	Neopost	6,632,387
	Postage Meter Machines
72,000	Imerys	6,568,405
	Industrial Minerals Producer
106,000	April Group	6,533,887
	Insurance Policy Construction
46,000	Pierre & Vacances	6,382,258
	Vacation Apartment Lets
120,000	Meetic (a)	5,346,139
	Dating Services
30,000	Ciments Francais	5,273,194
	Leading French & Emerging Markets Cement Producer

330,000	Hi-Media	3,310,887
	Leading Online Advertiser in Europe
		141,401,995

	United Kingdom - 7.6%
2,250,000	Charles Taylor (b)	16,568,253
	Insurance Services
750,000	Northgate	14,194,836
	Light Commercial Vehicle Rental Specialist
1,102,000	Tullow Oil	13,424,622
	Oil & Gas Producer
618,214	Expro International Group	12,423,362
	Offshore Oilfield Services
910,000	Smith & Nephew	11,130,221
	Medical Equipment & Supplies
2,000,000	Taylor Nelson Sofres	9,239,151
	Market Research
1,260,000	RPS Group	8,733,252
	Environmental Consulting & Planning
700,000	Informa Group	7,162,377
	Global Publisher & Event Organizer
215,000	Randgold Resources	7,146,600
	Gold Mining in Western Africa
2,000,000	Begbies Traynor	6,486,105
	Financial Restructuring & Corporate Recovery Services
300,000	Rotork	6,195,270
	Valve Actuators for Oil & Water Pipelines
300,000	Intertek Testing	5,802,235
	Testing, Inspection, Certification Services
790,133	Detica	5,013,627
	UK IT Services Company
1,008,000	BBA Group	4,712,865
	Aviation Support Services
205,000	Keller Group	4,124,763
	International Ground Engineering Specialist
		132,357,539

	Germany - 5.2%
142,000	Wincor Nixdorf	11,738,203
	Retail POS Systems & ATM Machines
91,000	Elringklinger	10,312,526
	Automobile Components
300,000	Rhoen-Klinikum	9,617,505
	Health Care Services
4,400	Porsche	9,341,149
	Specialty Automobile Manufacturer
220,700	CTS Eventim	8,731,642
	Event Ticket Sales
98,000	MPC Muechmeyer Petersen Capital	8,376,587
	Alternative Asset Manager
75,000	Vossloh	8,094,461
	Rail Infrastructure & Diesel Locomotives
205,000	Deutsche Beteiligungs	7,174,389
	Private Equity Investment Management
35,000	Rational	6,732,906
	Commercial Oven Manufacturer
154,000	GFK	6,227,457
	Market Research Services

Number of Shares		Value

	Germany – 5.2% (cont)
255,000	Takkt	$ 4,318,901
	Mail Order Retailer of Office & Warehouse Durables
		90,665,726

	Switzerland - 5.1%
180,000	Kuehne & Nagel	17,717,844
	Freight Forwarding/Logistics
7,000	Sika	13,611,470
	Chemicals for Construction & Industrial Applications
48,000	Nobel Biocare Holding	12,984,211
	Dental Implants & Ceramic Crowns
115,000	Synthes	12,875,061
	Products for Orthopedic Surgery
48,000	Burckhardt Compression	10,554,920
	Gas Compression Pumps
74,000	Geberit	9,680,223
	Plumbing Supplies
8,000	Givaudan	7,388,758
	Fragrances & Flavors
130,000	Logitech International (a)	3,870,131
	Branded Peripheral Computer Devices
		88,682,618

	Sweden - 3.0%
1,125,000	Hexagon	22,828,053
	Measurement Equipment & Polymers
1,974,000	SWECO	19,682,082
	Engineering Consultants
2,760,000	Securitas Systems	10,180,534
	Commercial Security Installation & Service
		52,690,669

	Ireland - 2.4%
600,000	IAWS Group	13,337,667
	Baked Goods
2,579,500	United Drug	12,059,201
	Irish Pharmaceutical Wholesaler & Outsourcer
200,000	Paddy Power	7,009,520
	Irish Betting Services
229,000	Kingspan Group	5,020,678
	Building Insulation & Environmental Containers
320,000	Grafton Group	3,583,990
	Builders Materials Wholesaling & Do-it-yourself Retailing
		41,011,056

	Italy - 1.6%
2,742,000	CIR	10,698,491
	Italian Holding Company
1,100,000	Amplifon	8,708,569
	Hearing Aid Retailer
573,000	GranitiFiandre	8,054,826
	Innovative Stoneware
		27,461,886

	Finland - 1.1%
488,000	Poyry	12,222,833
	Engineering Consultants

147,500	Stockmann	7,119,680
	Department Stores in Finland, Baltics & Russia
		19,342,513

	Austria - 1.1%
310,000	Zumtobel	11,790,771
	Lighting Systems
118,000	Wienerberger	7,388,491
	Bricks & Clay Roofing Tiles
118,000	Wienerberger - Rights (a)	—
	Bricks & Clay Roofing Tiles
		19,179,262

	Poland - 1.1%
396,800	Central European Distribution (a)	19,010,688
	Vodka Production & Alcohol Distribution
		19,010,688

	Greece - 1.1%
454,500	Intralot	18,802,173
	Lottery & Gaming Systems & Services
		18,802,173

	Denmark - 1.1%
87,000	Novozymes	10,970,529
	Industrial Enzymes
125,000	Thrane & Thrane	7,650,380
	Mobile Transceivers for Satellite Communications
		18,620,909

	Spain - 1.0%
120,000	Red Electrica de Espana	6,214,463
	Spanish Power Grid
300,000	Prisa	5,931,825
	Leading Spanish-speaking Publisher
130,000	Sogecable (a)	4,721,277
	Spain’s Main Pay-TV
		16,867,565

	Czech Republic - 0.7%
56,000	Komercni Banka	13,015,096
	Leading Czech Universal Bank
		13,015,096

	Norway - 0.3%
865,000	Kongsberg Automotive	5,802,835
	Automotive Seating & Component Supplier
		5,802,835

	Russia - 0.3%
153,900	RosBusinessConsulting (a)	4,844,772
	Financial Information, Media & IT Services in Russia
		4,844,772

Total Europe		851,600,528

	Asia - 29.2%
	Japan - 13.6%
215,000	Ibiden	18,102,767
	Electronic Parts & Ceramics
1,900,000	Kansai Paint	14,538,936
	Paint Producer in Japan, India, China & Southeast Asia
17,500	Jupiter Telecommunications (a)	13,560,172
	Largest Cable Service Provider in Japan

Number of Shares		Value

	Japan – 13.6% (cont)
1,250,000	Park24	$ 11,245,426
	Parking Lot Operator
320,000	Hoya	10,883,548
	Opto-electrical Components & Eyeglass Lenses
400,000	As One	9,748,531
	Scientific Supplies Distributor
5,200	Kenedix	9,026,157
	Real Estate Investment Management
430,000	Yusen Air & Sea Service	8,835,402
	Airfreight Logistics
250,000	Kintetsu World Express	8,531,776
	Airfreight Logistics
128,000	USS	8,403,435
	Used Car Auctioneer
450,000	Ushio	8,155,662
	Industrial Light Sources
265,000	Aeon Mall	8,089,378
	Suburban Shopping Mall Developer, Owner & Operator
500,000	Cosel	7,419,871
	Industrial Standard Switching Power Supply System
3,920	Risa Partners	7,322,003
	NPL & Real Estate Related Investment
400,000	Topcon	7,107,269
	Positioning & Medical Instrument
160,000	Union Tool	6,882,360
	Precision Drill Bit Manufacturer
325,000	T. Hasegawa	6,115,966
	Industrial Flavors & Fragrances
1,900,000	Kansai Urban Banking	5,824,764
	Regional Bank
45,000	Nakanishi	5,785,577
	Dental Tools & Machinery
320,000	FCC	5,747,578
	Auto/Motorcycle Clutches
216,000	Ito En	5,255,392
	Bottled Tea & Other Beverages
130,000	Takata	5,055,713
	Safety Related Auto Parts
130,000	SYSMEX	5,001,443
	In Vitro Diagnostics (IVD) Equipment & Reagent Manufacturer
109,500	Unicharm PetCare	4,862,671
	Pet Food & Pet Toiletries
750,000	Bank of Fukuoka	4,374,282
	Regional Bank
222,000	Ain Pharmaciez	4,056,901
	Dispensing Pharmacy/Drugstore Operator
440,000	Kamigumi	3,685,198
	Port Cargo Handling & Logistics
720	Osaka Securities Exchange	3,176,888
	Osaka Securities Exchange
24,000	Hirose Electric	2,911,523
	Electrical Connectors
4,400	FullCast	2,779,747
	Employment Outsourcing
75,100	Aeon Delight	2,674,251
	Facility Maintenance & Management
1,200	Wacom	2,487,339
	Computer Graphic Illustration Devices
60,000	Point	2,061,757
	Apparel Specialty Retailer
550	Japan Pure Chemical	1,980,073
	Precious Metal Plating Chemicals for Electronics
1,030	Message	1,763,318
	Nursing Care Facility Operator
64,800	Ito En, Pfd. (a)	1,289,061
	Bottled Tea & Other Beverages
23,600	Nagaileben	437,425
	Medical/Health Care Related Clothes
		235,179,560

	China - 5.2%
7,788,000	China Shipping Development	25,241,346
	China’s Dominant Shipper for Oil & Coal
14,441,000	Lenovo Group	11,039,815
	Third Largest PC Vendor Globally
8,278,000	Jiangsu Expressway	10,601,443
	Chinese Toll Road Operator
9,334,000	China Green	10,050,007
	Agricultural Grower & Processor in China
2,370,000	Fu Ji Food & Catering Services	7,401,424
	Food Catering Service Provider in China
6,330,000	Travelsky Technology	6,778,413
	Online Air Travel Bookings in China
9,542,000	Xinyu Hengdeli	5,032,539
	A High-end Watch Retailer in China
5,000,000	Hopewell Highway Infrastructure	4,753,495
	Guangdong Tollroad Leading to Hong Kong & Macau
6,512,000	TPV Technology	4,648,790
	Original Design Manufacturer for LCD Monitor & Flat TV
115,000	Sohu.com (a)	4,336,650
	Advertising on Chinese Internet Portal
		89,883,922

	South Korea - 3.1%
145,000	Taewoong	17,107,393
	A Player in the Niche Customized Forging Market
55,000	MegaStudy	16,655,831
	Online Education Service Provider
332,800	Sung Kwang Bend	10,286,744
	A Large Customized Industrial Pipe Fitting Manufacturer
272,000	Woongjin Coway	8,886,513
	South Korean Household Appliance Rental Service Provider
87,000	YBM Sisa.com	1,751,284
	Online Language Educator & Tester
		54,687,765

	Hong Kong - 3.1%
1,300,000	Hong Kong Exchanges and Clearing	39,739,086
	Hong Kong Equity & Derivatives Market Operator
2,960,000	Lifestyle International	8,338,725
	Mid to High-end Department Store Operator in Hong Kong & China

Number of Shares		Value

	Hong Kong – 3.1% (cont)
14,500,000	Global Digital Creations (a)	$ 5,293,072
	Digital Cinema Solution Provider/Network Operator
		53,370,883

	Singapore - 1.7%
2,300,000	Singapore Exchange	19,877,921
	Singapore Equity & Derivatives Market Operator
5,000,000	ComfortDelGro	6,514,477
	Taxi & Mass Transit Service
1,300,000	OLAM	2,736,374
	Agriculture Supply Chain Manager
		29,128,772

	India - 1.4%
300,000	Housing Development Finance	19,023,592
	Indian Mortgage Lender
230,000	Asian Paints	5,768,555
	India’s Largest Paint Company
		24,792,147

	Taiwan - 0.7%
2,199,138	Wah Lee Industrial	5,098,901
	Distributor of Chemicals, Materials & Equipment
1,073,177	Everlight Electronics	4,670,755
	Led Packager
272,695	Formosa International Hotels	2,136,711
	Hotel, Food & Beverage Operation & Hospitality Management Services
		11,906,367

	Indonesia - 0.4%
5,000,000	Perusahaan Gas Negara	6,618,678
	Gas Pipeline Operator
		6,618,678

Total Asia		505,568,094

	Other Countries - 12.3%
	South Africa - 3.3%
1,575,000	Uranium One (a)	20,822,651
	Uranium Mines in South Africa, Kazakhstan, Australia & the U.S.
484,000	Impala Platinum Holdings	16,824,038
	Platinum Group Metals Mining & Refining
518,000	Naspers	14,338,916
	Media & Education in Africa & other Emerging Markets
1,320,700	Mr. Price	5,020,707
	South African Retailer of Apparel, Household Goods & Sporting Goods
		57,006,312

	Canada - 3.0%
630,000	ShawCor	22,675,313
	Oil & Gas Pipeline Products
157,500	Potash Corp. of Saskatchewan	16,647,750
	World’s Largest Producer of Potash
437,000	RONA (a)	9,569,054
	Leading Canadian Do-it-yourself Retailer
250,000	Ivanhoe Mines (a)	3,247,374
	Copper Mine Project in Mongolia
		52,139,491

	Australia - 2.8%
900,000	Billabong International	11,930,546
	Action Sports Apparel Brand Manager
250,000	Australian Stock Exchange	11,874,330
	Australian Equity & Derivatives Market Operator
1,403,100	Sino Gold (a)	9,362,707
	Gold Mining in The People’s Republic of China
550,000	Jubilee Mines	8,408,612
	Nickel Mining in Australia
125,000	Perpetual Trustees	8,088,154
	Mutual Fund Management
		49,664,349

	United States - 2.7%
260,000	Atwood Oceanics (a)	19,905,600
	Offshore Drilling Contractor
125,800	FMC Technologies (a)	7,253,628
	Oil & Gas Well Head Manufacturer
165,000	Dresser-Rand Group (a)	7,047,150
	Largest Manufacturer of Compressors
250,000	QIAGEN (a)	4,825,025
	Life Science Company; DNA/RNA Purification
180,000	BioMarin (a)	4,482,000
	Biotech Focused on Orphan Diseases
122,900	Tesco (a)	3,336,735
	Developing New Well Drilling Technologies
6,100	Lululemon Athletica (a)	256,383
	Premium Active Apparel Retailer
		47,106,521

	New Zealand - 0.5%
2,099,559	Sky City Entertainment	8,283,833
	Casino/Entertainment Complex
		8,283,833
Total Other Countries		214,200,506

	Latin America - 4.4%
	Brazil - 3.1%
1,780,000	Suzano	28,647,027
	Brazilian Pulp & Paper Producer
750,000	Natura Cosmeticos	9,001,636
	Direct Retailer of Cosmetics
217,000	Porto Seguro	8,334,315
	Auto & Life Insurance
450,000	Localiza Rent A Car	4,590,835
	Car Rental
177,100	Redecard (a)	3,304,321
	Credit/Debit Card Acquirer/Processor
		53,878,134

	Mexico - 1.3%
160,000	Grupo Aeroportuario del Surest	7,939,200
	Cancun & Cozumel Airport Operator
5,500,000	Consorcio ARA	7,366,925
	Affordable Housing Builder

Number of Shares		Value

	Mexico – 1.3% (cont)
2,000,000	Urbi Desarrollos Urbanos (a)	$ 7,186,351
	Affordable Housing Builder

		22,492,476

Total Latin America		76,370,610

Total Common Stock (Cost: $992,946,995) - 95.0%		1,647,739,738

Principal Amount		Value

	Short Term Obligations 4.8%

24,345,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/07, due 10/01/07 at 4.750%, collateralized by a U.S. Government Agency Obligation, maturing 02/24/11, market value $24,835,200 (repurchase proceeds $24,354,636)	24,345,000

8,400,000	Toyota Motor Credit	8,396,724
	5.15% Due 10/02/07
8,400,000	CARGILL ASIA PAC TREAS Ltd.	8,395,286
	(c) 5.05% Due 10/05/07
8,400,000	IBM International Group (c)	8,391,226
	4.70% Due 10/09/07
8,400,000	Avon Capital (c)	8,389,857
	4.83% Due 10/10/07
8,400,000	Novartis Finance (c)	8,389,127
	4.66% Due 10/11/07
8,300,000	General Electric Capital	8,300,000
	4.68% Due 10/05/07
8,300,000	Chevron Funding	8,297,833
	4.70% Due 10/01/07

Total Short-Term Obligations (Cost: $82,905,054)		82,905,053

Total Investments (Cost: $1,075,852,049) - 99.8% (d)		1,730,644,791

Cash and Other Assets Less Liabilities - 0.2%		3,577,495

Total Net Assets - 100%		$1,734,222,286

Notes to Statement of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued in accordance with procedures established by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares.  On September 30, 2007, the Fund held five percent or more of the outstanding voting securities of the following company:

Affiliates	Balance of Shares Held 12/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 09/30/2007	Value	Dividend
Charles Taylor	1,700,000	50,000	—	2,250,000	$ 16,568,253	—

The aggregate cost and value of this company at September 30, 2007, was $12,255,826 and $16,568,253 respectively.  Investments in affiliate companies represent 1.0% of total net assets at September 30, 2007.

(c)

Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt pursuant from registration to Rule 144A under the Securities Act of 1933. At September 30, 2007, these securities amounted to $33,565,496, which represents 1.9% of net assets.

(d)

At September 30, 2007, for federal income tax purposes cost of investments was $1,075,852,049 and net unrealized appreciation was $654,792,744 consisting of gross unrealized appreciation of $694,024,089 and gross unrealized depreciation of $39,231,345.

Wanger Select

Statement of Investments (Unaudited), September 30, 2007

Number of Shares		Value

	Common Stock – 93.0%

	Consumer Goods & Services - 26.1%
	Retail - 10.6%
157,000	Abercrombie & Fitch	$12,669,900
	Teen Apparel Retailer
335,000	Safeway	11,091,850
	Supermarkets
80,000	Costco Wholesale	4,909,600
	Warehouse Superstores
291,000	Chico’s FAS (a)	4,088,550
	Women’s Specialty Retailer
		32,759,900
	Other Consumer Services - 5.6%
123,000	ITT Educational Services (a)	14,967,870
	Post-secondary Degree Services
139,100	Universal Technical Institute (a)	2,503,800
	Vocational Training
		17,471,670
	Travel - 4.8%
335,000	Expedia (a)	10,679,800
	Online Travel Services Company
189,000	Hertz (a)	4,294,080
	Largest U.S. Rental Car Operator
		14,973,880
	Apparel - 2.2%
146,000	Coach (a)	6,901,420
	Designer & Retailer of Branded Leather Accessories
		6,901,420
	Leisure Products - 2.2%
75,000	Harley-Davidson	3,465,750
	Motorcycles & Related Merchandise

70,000	International Speedway	3,210,200
	Largest Motorsports Racetrack Owner & Operator
		6,675,950
	Furniture & Textiles - 0.7%
79,300	Herman Miller	2,152,202
	Office Furniture
		2,152,202

Total Consumer Goods & Services		80,935,022

	Information Group - 23.6%
	CATV - 6.9%
282,000	Liberty Global Series C (a)	10,902,120
	Cable TV Franchises outside the USA
281,000	Discovery Holding (a)	8,106,850
	CATV Programming
57,000	Liberty Global Series A (a)	2,338,140
	Cable TV Franchises outside the USA
		21,347,110
	Mobile Communications - 4.4%
217,000	American Tower (a)	9,448,180
	Communications Towers in USA & Mexico

566,000	Globalstar (a)	4,148,780
	Satellite Mobile Voice & Data Carrier
		13,596,960
	Telecommunications Equipment - 4.4%
1,416,000	Tellabs (a)	13,480,320
	Telecommunications Equipment
		13,480,320
	Business Software - 3.5%
218,000	Avid Technology (a)	5,903,440
	Digital Nonlinear Editing Software & Systems
648,000	Novell (a)	4,950,720
	Directory, Operating System & Identity Management Software
		10,854,160
	Contract Manufacturing - 1.8%
2,693,000	Sanmina-SCI (a)	5,709,160
	Electronic Manufacturing Services
		5,709,160
	Internet Related - 1.7%
600,000	SkillSoft (a)	5,394,000
	Web-based Learning Solutions (E-Learning)
		5,394,000
	Semiconductors & Related Equipment - 0.8%
255,000	Canadian Solar (a)	2,407,200
	Solar Cell & Module Manufacturer
		2,407,200
	Computer Services - 0.1%
86,500	AnswerThink (a)	284,585
	IT Integration & Best Practice Research
		284,585

Total Information Group		73,073,495

	Energy & Minerals - 20.0%
	Mining - 11.6%
1,624,500	Uranium One (South Africa) (a)	21,477,077
	Uranium Mines in South Africa, Kazakhstan, Australia & the U.S.
135,300	Potash Corp. of Saskatchewan (Canada)	14,301,210
	World’s Largest Producer of Potash
		35,778,287
	Oil Services - 6.4%
473,500	Tetra Technologies (a)	10,009,790
	U.S.-based Services Company with Life of Field Approach
113,000	FMC Technologies (a)	6,515,580
	Oil & Gas Well Head Manufacturer
28,500	Atwood Oceanics (a)	2,181,960
	Offshore Drilling Contractor
11,000	Diamond Offshore	1,246,190
	Contract Driller
		19,953,520

1

Number of Shares		Value

	Oil & Gas Producers - 2.0%
5,505,000	Petro Rubiales Energy (Canada) (a)(b)	$6,226,437
	Oil Production & Exploration in Colombia
10,000	Petro Rubiales Energy-Warrants (Canada) (a)(b)	12,567
	Oil Production & Exploration in Columbia
		6,239,004

Total Energy & Minerals		61,970,811

	Finance - 11.8%
	Insurance - 7.0%
783,000	Conseco (a)	12,528,000
	Life, Long-Term Care & Medical Supplement Insurance
10,600	Markel (a)	5,130,400
	Specialty Insurance
226,000	Montpelier Re	4,000,200
	Commercial Lines Insurance/Reinsurance
		21,658,600
	Brokerage & Money Management - 4.8%
387,000	Janus Capital Group	10,944,360
	Manages Mutual Funds
149,000	SEI Investments	4,064,720
	Mutual Fund Administration & Investment Management
		15,009,080

Total Finance		36,667,680

	Industrial Goods & Services - 9.4%
	Other Industrial Services - 3.8%
134,000	Expeditors International of Washington	6,338,200
	International Freight Forwarder
230,000	American Commercial Lines (a)	5,457,900
	Operator/Builder of Inland Barges
		11,796,100
	Outsourcing Services - 2.2%
264,000	Quanta Services (a)	6,982,800
	Electrical & Telecom Construction Services
		6,982,800
	Waste Management - 1.7%
141,000	Waste Management	5,321,340
	U.S. Garbage Collection & Disposal
		5,321,340
	Steel - 1.7%
218,000	Worthington Industries	5,136,080
	Steel Processing & Manufactured Metal Products
		5,136,080

Total Industrial Goods & Services		29,236,320

	Health Care - 1.1%
	Health Care Services - 1.1%
94,000	Lincare Holdings (a)	3,445,100
	Home Health Care Services
		3,445,100
	Other - 1.0%
	Transportation - 1.0%
117,000	JB Hunt Transport Services	3,077,100
	Truck & Intermodal Carrier
		3,077,100

Total Common Stock (Cost: $214,771,887) - 93.0%		288,405,528

2

Principal Amount		Value

	Short Term Obligations - 6.7%
20,820,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 09/28/07, due 10/01/07 at 4.750%, collateralized by a U.S. Agency Obligation, maturing to 09/13/10, market value of $21,237,963 (repurchase proceeds $20,828,241)	20,820,000

Total Short-Term Obligation (Cost: 20,820,000)		20,820,000

Total Investments - 99.7% (Cost: $235,591,887) (c)(d)		309,225,528

Cash and Other Assets Less Liabilities - 0.3%		859,172

Total Net Assets: 100%		$310,084,700

Notes to Statement of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued in accordance with procedures established by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

(a)                                  Non-income producing security.

(b)                                 Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the Board of Trustees. At September 30, 2007, these securities amounted to $7,100,942 which represents 2.29% of total net assets.

Security	Acquisition Dates	Shares/ Par	Cost	Value
Petro Rubiales Energy	7/12/2007	5,505,000	$4,132,484	$6,226,436
Petro Rubiales Energy Warrants	7/12/2007	1,932,950	551,426	874,506
			$4,683,910	$7,100,942

(c)                                  On September 30, 2007, the market value of foreign securities represents 13.50% of total net assets.

The Fund’s foreign portfolio was diversified as follows:

Currency	Value	% of Net Assets
Canadian Dollar	$20,540,214	6.60
South African Rand	21,477,077	6.90
	$42,017,291	13.50

(d)                                 At September 30, 2007, for federal income tax purposes cost of investments was $231,591,887 and net unrealized appreciation (depreciation) was $73,956,722 consisting of gross unrealized appreciation of $90,225,685 and gross unrealized depreciation of $16,268,964.

3

Wanger International Select

Statement of Investments (Unaudited), September 30, 2007

Number of Shares		Value

	Common Stock 94.9%

	Europe - 51.1%
	Switzerland - 10.4%
21,000	Kuehne & Nagel	$2,067,082
	Freight Forwarding/Logistics
7,000	Nobel Biocare Holding	1,893,531
	Dental Implants & Ceramic Crowns
14,500	Synthes	1,623,377
	Products for Orthopedic Surgery
5,950	Geberit	778,342
	Plumbing Supplies
2,265	Swatch Group	742,558
	Watch & Electronics Manufacturer
9,000	Schindler	567,024
	Elevator Manufacturer & Service Provider
		7,671,914
	Netherlands - 9.5%
42,000	Fugro	3,407,192
	Oilfield Services
26,000	SBM Offshore	1,021,558
	Builds & Leases Offshore Vessels to Process & Store Crude Oil
38,619	Aalberts Industries	920,839
	Flow Control & Heat Treatment
21,700	OPG Groep	706,632
	Health Care Supplies & Pharmacies
8,400	Boskalis Westminster	423,011
	Dredging & Maritime Contractor
9,000	USG People	256,565
	Temporary Staffing Services
12,868	Wavin	229,835
	Largest European Plastic Pipe Systems Company
		6,965,632
	Ireland - 5.7%
38,917	CRH	1,542,711
	Global Building Materials
60,000	IAWS Group	1,333,767
	Baked Goods
279,900	United Drug	1,308,536
	Irish Pharmaceutical Wholesaler & Outsourcer
		4,185,014
	United Kingdom - 5.5%
175,000	Smith & Nephew	2,140,427
	Medical Equipment & Supplies
108,000	Informa Group	1,105,052
	Global Publisher & Event Organizer
39,000	Intertek Testing	754,291
	Testing, Inspection, Certification Services
		3,999,770
	Sweden - 4.1%
105,000	Hexagon	2,130,618
	Measurement Equipment & Polymers
247,000	Securitas Systems	911,084
	Commercial Security Installation & Service
		3,041,702

	Germany - 3.5%
12,700	Wincor Nixdorf	1,049,825
	Retail POS Systems & ATM Machines
375	Porsche	796,121
	Specialty Automobile Manufacturer
5,550	Deutsche Boerse	755,273
	Trading, Clearing, Settlement Services for Financial Markets
		2,601,219
	France - 3.2%
100,000	SES Global	2,359,381
	Satellite Broadcasting Services
		2,359,381
	Austria - 3.1%
60,000	Zumtobel	2,282,085
	Lighting Systems
		2,282,085
	Greece - 2.4%
43,000	Intralot	1,778,864
	Lottery & Gaming Systems & Services
		1,778,864
	Spain - 2.0%
15,000	Red Electrica de Espana	776,808
	Spanish Power Grid
33,000	Prisa	652,501
	Leading Spanish-speaking Publisher
		1,429,309
	Denmark - 1.7%
10,000	Novozymes	1,260,980
	Industrial Enzymes
		1,260,980

Total Europe		37,575,870

	Asia - 27.0%
	Japan - 16.9%
5,900	Nintendo	3,054,254
	Entertainment Software & Hardware
2,350	Jupiter Telecommunications (a)	1,820,938
	Largest Cable Service Provider in Japan
53,000	Hoya	1,802,588
	Opto-electrical Components & Eyeglass Lenses
20,000	Ibiden	1,683,978
	Electronic Parts & Ceramics
173,000	Kansai Paint	1,323,808
	Paint Producer in Japan, India, China & Southeast Asia
750	Kenedix	1,301,850
	Real Estate Investment Management
110,000	Park24	989,597
	Parking Lot Operator
24,000	Ushio	434,969
	Industrial Light Sources
		12,411,982
	China - 5.1%
2,100,000	Lenovo Group	1,605,402
	Third Largest PC Vendor Globally
360,000	China Shipping Development	1,166,780
	China’s Dominant Shipper for Oil & Coal

1

Number of Shares		Value

	China – 5.1% (cont)
762,000	Jiangsu Expressway	$975,876
	Chinese Toll Road Operator
		3,748,058
	Hong Kong - 3.7%
90,000	Hong Kong Exchanges and Clearing	2,751,168
	Hong Kong Equity & Derivatives Market Operator
		2,751,168
	Singapore 1.3%
112,000	Singapore Exchange	967,968
	Singapore Equity & Derivatives Market Operator
		967,968

Total Asia		19,879,176

	Other Countries - 16.8%
	Canada - 6.0%
26,400	Potash Corp. of Saskatchewan	2,790,480
	World’s Largest Producer of Potash
42,000	RONA (a)	919,680
	Leading Canadian Do-it-yourself Retailer
552,300	Petro Rubiales Energy (a)(b)	624,680
	Oil Production & Exploration in Columbia
276,150	Petro Rubiales Energy (a)(b)	124,936
	Oil Production & Exploration in Columbia Warrant
		4,459,776
	United States - 5.0%
16,000	Diamond Offshore	1,812,640
	Contract Driller
14,500	Atwood Oceanics (a)	1,110,120
	Offshore Drilling Contractor
40,000	QIAGEN (a)	772,004
	Life Science Company; DNA/RNA Purification
		3,694,764
	South Africa - 5.0%
59,000	Impala Platinum Holdings	2,050,864
	Platinum Group Metals Mining & Refining
58,000	Naspers	1,605,516
	Media & Education in Africa & Other Emerging Markets
		3,656,380
	Australia - 0.8%
87,200	Sino Gold (a)	581,874
	Gold Mining in The People’s Republic of China
		581,874

Total Other Countries		12,392,794

Total Common Stock (Cost: $50,205,596) - 94.9%		69,847,840

Principal Amount		Value

	Short-Term Obligation - 7.0%
$5,116,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 09/28/07, due 10/01/07 at 4.750%, collateralized by a U.S. Government Agency Obligation maturing 03/01/10, market value $5,221,519 (repurchase proceeds $5,118,025)	5,116,000

Total Short-Term Obligation (Cost: $5,116,000)		5,116,000

Total Investments (Cost: $55,321,596) - 101.9% (c)(d)		74,963,840

Cash and Other Assets Less Liabilities - (1.9)%		(1,383,064)

Total Net Assets - 100%		$73,580,776

Notes to Statements of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued in accordance with procedures established by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities a law.  These Securities are valued under good faith by the Board of Trustees.  At September 30, 2007 these securities amounted to $749,616 which represents 1.0% of total net assets.

2

Additional information on these securities is as follows:

Security	Acquisition Date	Shares/ Par	Cost	Value
Petro Rubiales Energy Restricted
	07/12/2007	552,300	$369,594	$624,680
Petro Rubiales Energy Warrants
	07/12/2007	276,150	78,779	124,936
			$448,373	$749,616

(c)

At September 30, 2007, for federal income tax purposes cost of investments was $55,321,596 and net unrealized appreciation was $19,642,244 consisting of gross unrealized appreciation of $21,699,249 and gross unrealized depreciation of $2,057,005.

(d)	On September 30, 2007, the market value of foreign securities represents 101.9% of total net assets.

The Funds foreign portfolio was diversified as follows:

Currency	Value	% of Net Assets
Euro	$22,373,514	30.4%
Japanese Yen	12,411,982	16.9
US Dollars	10,829,240	14.7
Swiss Francs	7,671,914	10.5
Hong Kong Dollar	6,499,225	8.8
Pound Sterling	3,999,770	5.4
Other currencies less than 5% of total net assets	11,178,195	15.2
	$74,963,840	101.9%

3

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 26, 2007

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	November 26, 2007